Schedule of Investments

May 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–158.44%(a)
Pennsylvania–148.80%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$11,438,812
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	2,041,792
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	3,000	2,888,897
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,006,451
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2013 A, RB	5.00%	03/01/2033	1,600	1,640,911
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(c)(d)	5.00%	04/01/2047	7,885	8,335,481
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,057,131
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(e)	1.68%	02/01/2037	1,670	1,669,358
Series 2019 A, Ref. RB	4.00%	07/15/2038	3,915	3,974,827
Allegheny (County of), PA Sanitary Authority;
Series 2015, RB(d)	5.00%	12/01/2045	7,880	8,364,846
Series 2020 B, RB	4.00%	06/01/2050	2,100	2,145,371
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	1,000	1,095,853
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(f)	5.00%	05/01/2042	500	528,372
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	512,762
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	611,572
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,205,517
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,373,303
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(g)	5.00%	11/15/2030	1,575	1,599,704
Series 2014, Ref. RB (INS - BAM)(g)	5.00%	11/15/2031	1,575	1,599,632
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,036,959
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2012 B, RB(h)(i)	5.00%	11/15/2022	1,000	1,016,805
Series 2016 A, Ref. RB(h)(i)	5.00%	11/15/2025	900	987,295
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	3,625	3,371,922
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,190,742
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,619,851
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,500	2,525,658
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,431,079
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,020,010
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2034	150	92,736
Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2038	1,450	745,447
Series 2020 B, Ref. GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2033	275	177,833
Series 2020 B, Ref. GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2034	550	340,031
Series 2020 C, Ref. GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2033	360	232,799
Commonwealth Financing Authority;
Series 2018, RB(c)(d)	5.00%	06/01/2031	3,500	3,870,606
Series 2018, RB(c)(d)	5.00%	06/01/2032	2,000	2,208,958
Series 2018, RB(c)(d)	5.00%	06/01/2033	2,000	2,202,953
Series 2018, RB(c)(d)	5.00%	06/01/2035	3,045	3,345,145

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(h)(i)	5.00%	01/01/2025	$465	$498,648
Series 2015, Ref. RB(h)(i)	5.00%	01/01/2025	1,920	2,058,935
Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,430,419
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,009,263
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,203,678
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	824,746
Delaware River Port Authority; Series 2013, RB(h)(i)	5.00%	01/01/2024	1,000	1,048,979
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,214,683
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,311,792
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,290,337
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	441,107
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,478,520
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(h)(i)	5.00%	07/01/2023	750	776,580
Series 2013, RB(h)(i)	5.00%	07/01/2023	3,770	3,903,609
Series 2014, RB(h)(i)	5.00%	07/01/2024	750	795,820
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	841,616
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,929,424
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	99,712
Series 2021, RB	4.00%	05/01/2041	400	392,117
Series 2021, RB	5.00%	05/01/2047	150	159,942
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,255,541
Series 2019, RB	5.00%	12/01/2049	510	495,165
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,508,070
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	6,449,408
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	2,005,508
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(k)(l)	0.65%	03/01/2030	1,800	1,800,000
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	838,555
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,657,018
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	706,666
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,517,918
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,826,778
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(l)	0.48%	07/01/2034	4,605	4,605,000
Series 2015, Ref. RB	5.00%	11/01/2035	790	828,150
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,053,963
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	233,398
Series 2021, Ref. RB	4.00%	03/01/2051	265	227,544
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,253,153
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,504,563
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB(h)(i)	5.25%	07/01/2022	2,675	2,683,762
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,855,899
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	2,038,586
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,498,325

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	$4,915	$5,130,742
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,042,231
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,475,997
Series 2022 B, Ref. RB	4.00%	05/01/2052	2,000	1,966,745
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2020 C, RB	4.00%	11/15/2043	200	196,880
Series 2020 C, RB	5.00%	11/15/2045	380	410,170
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB(h)(i)	5.25%	01/15/2025	3,150	3,388,693
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,744,706
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,323,208
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,074,959
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,239,584
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,231,784
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,274,748
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	740,071
Series 2012, RB	5.00%	07/01/2036	1,000	999,981
Series 2019, Ref. RB	5.00%	11/01/2039	500	499,978
Series 2019, Ref. RB	5.00%	11/01/2044	950	931,139
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,012,029
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,298,211
Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	1,750	1,829,123
First Series 2013, GO Bonds(c)(d)(h)(i)	5.00%	04/01/2023	15,000	15,434,268
First Series 2016, GO Bonds	5.00%	02/01/2029	3,500	3,804,628
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,941,223
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	1,950,711
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,383,181
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	3,830	3,845,936
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,426,521
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	2,600	2,211,356
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,401,127
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,878,306
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2038	1,640	1,702,163
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	410,428
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	354,736
Series 2021, Ref. RB	4.00%	07/01/2046	1,000	1,005,494
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2051	1,500	1,486,147
Series 2022 A, Ref. RB	4.00%	02/15/2052	500	490,863
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB(h)	5.00%	11/01/2027	1,650	1,674,304

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	$3,590	$3,793,349
Series 2020 A, Ref. RB (INS - AGM)(g)	4.00%	05/01/2041	3,000	3,104,681
Series 2020 A, Ref. RB (INS - AGM)(g)	4.00%	05/01/2050	1,750	1,775,918
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,274,549
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,270,470
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(d)	5.00%	08/15/2046	7,800	8,547,009
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,230,012
Series 2019, RB	4.00%	08/15/2049	5,000	5,022,081
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,246,141
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(h)(i)	5.00%	12/01/2026	510	571,070
Series 2016 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2030	3,235	3,579,964
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(g)	5.00%	06/01/2032	725	798,739
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,949,426
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	759,336
Series 2009 C, RB (INS - AGM)(g)	6.25%	06/01/2033	5,840	6,672,717
Series 2009 E, RB	6.38%	12/01/2038	720	845,780
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,349,102
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,585,698
Series 2017 A, RB(c)(d)	5.50%	12/01/2042	10,000	10,774,427
Series 2017 B-1, RB	5.25%	06/01/2047	3,000	3,181,694
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,151,580
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,571,068
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,105,316
Series 2019 A, RB (INS - AGM)(g)	4.00%	12/01/2049	1,305	1,334,011
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,498,342
Series 2021 A, RB	4.00%	12/01/2050	4,500	4,372,168
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(b)	5.00%	06/01/2030	140	156,189
Series 2021 A, Tax Exempt RB(b)	2.63%	06/01/2042	1,100	974,298
Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,518,927
Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds(h)(i)	5.25%	01/15/2024	1,000	1,055,779
Series 2017 A, RB(c)(d)	5.25%	10/01/2052	7,405	8,255,824
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,797,101
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,165,642
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,545,481
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	117,052
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,126,780
Series 2020 A, RB	5.00%	11/01/2045	3,700	4,145,807
Series 2020 A, RB	5.00%	11/01/2050	1,000	1,115,320
Series 2020 C, Ref. RB(b)	4.00%	07/01/2045	1,000	993,296
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	979,898
Series 2021 A, GO Bonds	4.00%	05/01/2042	1,000	1,009,052
Series 2021, Ref. RB (INS - AGM)(b)(g)	4.00%	07/01/2037	1,000	1,019,233
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,389,102
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	1,035,327
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,382,756

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	$460	$481,485
Series 2020, RB	5.00%	08/01/2040	620	649,121
Series 2020, RB	5.00%	08/01/2050	1,400	1,446,206
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,059,604
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(d)(h)(i)	5.00%	07/01/2024	6,000	6,366,556
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	600	608,782
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,440,008
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,204,327
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,114,100
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,064,778
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(h)(i)	6.13%	03/15/2023	1,915	1,982,953
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,359,790
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,555,401
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(h)(i)	6.63%	12/15/2022	1,250	1,284,597
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	1,960	1,951,883
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(g)	5.25%	02/15/2029	1,645	1,650,687
Philadelphia Gas Works Co.; Sixteenth Series 2020 A, RB (INS - AGM)(g)	4.00%	08/01/2045	2,000	2,022,892
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(g)	5.00%	06/01/2025	1,965	2,117,185
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,113,714
Pittsburgh (City of), PA; Series 2022, GO Bonds	5.00%	09/01/2042	450	510,080
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,299,231
Series 2019 A, RB (INS - AGM)(g)	5.00%	09/01/2044	2,255	2,551,884
Series 2020 B, RB (INS - AGM)(g)	4.00%	09/01/2045	1,350	1,379,968
Series 2020 B, RB (INS - AGM)(g)	4.00%	09/01/2050	1,250	1,279,846
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	2,947,906
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(b)	5.00%	01/01/2027	4,415	4,449,941
Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	1,690	1,745,422
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,019,453
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	769,236
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,729,210
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,536,028
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	2,041,535
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB(h)(i)	5.00%	08/15/2023	2,000	2,080,568
Series 2013, RB(h)(i)	5.00%	08/15/2023	2,250	2,340,639
				442,575,217

Puerto Rico–6.06%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,288,079
Series 2005 A, RB(j)	0.00%	05/15/2050	17,475	2,934,844
Series 2005 B, RB(j)	0.00%	05/15/2055	7,700	737,059
Series 2008 A, RB(j)	0.00%	05/15/2057	7,170	482,808
Series 2008 B, RB(j)	0.00%	05/15/2057	28,400	1,504,814

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(h)	5.00%	07/01/2033	$3,000	$3,008,731

Series 2012 A, RB(h)	5.75%	07/01/2037	2,500	2,508,777

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2030	2,660	2,743,418

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	450	477,815

Series 2007, Ref. RB (INS - AGM)(g)	5.25%	07/01/2036	2,200	2,339,376

				18,025,721

Guam–2.47%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,327,891

Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(h)(i)	6.00%	10/01/2023	1,110	1,169,511

Series 2013 C, RB(b)(h)(i)	6.25%	10/01/2023	595	628,844

Series 2013 C, RB (INS - AGM)(b)(g)	6.00%	10/01/2034	440	460,319

Series 2013 C, RB(b)	6.25%	10/01/2034	905	943,061

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB(h)	5.00%	10/01/2034	1,700	1,719,705

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,102,251

				7,351,582

Virgin Islands–1.11%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	923,275

Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(f)	5.00%	09/01/2030	2,230	2,379,468

				3,302,743

TOTAL INVESTMENTS IN SECURITIES(m)–158.44% (Cost $476,730,902)				471,255,263

FLOATING RATE NOTE OBLIGATIONS–(16.28)%
Notes with interest and fee rates ranging from 1.34% to 1.35% at 05/31/2022 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052(n)				(48,430,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(46.26)%				(137,586,701)

OTHER ASSETS LESS LIABILITIES–4.10%				12,195,096

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$297,433,658

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
COP	- Certificates of Participation
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
USD	- U.S. Dollar
VRD	- Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $33,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $7,071,079, which represented 2.38% of the Trust’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Zero coupon bond issued at a discount.
(k)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.01%

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $77,706,073 are held by TOB Trusts and serve as collateral for the $48,430,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of May 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Pennsylvania Value Municipal Income Trust